Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 497,800	$ 71,300	$ 313,300	$ 49,500	$ 0	$ 1,973,300	$ 0	$ 0	$ 2,905,200
Morocco, Rabat-Salé-Kénitra
Total	360,300	0	0	49,500	0	1,973,300	0	0	2,383,100
Morocco, Rabat-Salé-Kénitra | General Tax Administration
Total	360,300	0	0	49,500	0	0	0	0	409,800
Morocco, Rabat-Salé-Kénitra | Office National des Hydrocarbures et des Mines
Total	0	0	0	0	0	1,973,300	0	0	1,973,300
United Kingdom, Scotland, Perth and Kinross
Total	137,500	71,300	24,600	0	0	0	0	0	233,400
United Kingdom, Scotland, Perth and Kinross | Forestry Commission of Scotland
Total	0	71,300	0	0	0	0	0	0	71,300
United Kingdom, Scotland, Perth and Kinross | Scottish Environment Protection Agency
Total	0	0	16,100	0	0	0	0	0	16,100
United Kingdom, Scotland, Perth and Kinross | Revenue Scotland LBTT Refund Regs of Scotland Fees & Assignations for leases
Total	(7,300)	0	0	0	0	0	0	0	(7,300)
United Kingdom, Scotland, Perth and Kinross | Health and Safety Executive
Total	0	0	8,500	0	0	0	0	0	8,500
United Kingdom, Scotland, Perth and Kinross | Perth & Kinross Council
Total	144,800	0	0	0	0	0	0	0	144,800
United States, Nevada
Total	0	0	288,700	0	0	0	0	0	288,700
United States, Nevada | Bureau of Land Management
Total	$ 0	$ 0	$ 288,700	$ 0	$ 0	$ 0	$ 0	$ 0	$ 288,700